Average Annual Total Returns - StrategicAdvisersFidelityUSTotalStockFund-PRO - StrategicAdvisersFidelityUSTotalStockFund-PRO - Strategic Advisers Fidelity U.S. Total Stock Fund	Jul. 29, 2023
Strategic Advisers Fidelity U.S. Total Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.95%)
Since Inception	8.40%
Strategic Advisers Fidelity U.S. Total Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.02%)
Since Inception	7.13%
Strategic Advisers Fidelity U.S. Total Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.87%)
Since Inception	6.47%
WA006
Average Annual Return:
Past 1 year	(19.53%)
Since Inception	8.57%	[1]

[1]	A From March 20, 2018 .